Note 11 - Premises Leases - Lease Liability Continuity (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Balance	$ 118,960	$ 73,549
Recognition of lease liability on extension	71,999	124,506
Principal payments	(100,150)	(89,730)
Interest expense	35,851	8,945	$ 19,750
Foreign exchange	(883)	1,690
Balance	$ 125,777	$ 118,960	$ 73,549